Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Adjustments to Consolidated Financial Statements and Effect of Change in Accounting Principle from LIFO to FIFO on Net Earnings

As a result of the retrospective application of the change in accounting principle, certain financial statement line items in the Company’s consolidated balance sheet as of December 31, 2015 and its consolidated statements of earnings and consolidated statements of cash flows for 2015 and 2014 were adjusted as follows.

(in thousands, except per share data)	As Originally Reported	Effect of Change	As Adjusted
Consolidated Statement of Earnings for the year ended December 31, 2015:
Cost of products sold	$14,858,014	$467,372	$15,325,386
Provision for income taxes	213,154	(164,318)	48,836
Net earnings	496,084	(303,054)	193,030
Earnings attributable to noncontrolling interests	138,425	(26,119)	112,306
Net earnings attributable to Nucor stockholders	357,659	(276,935)	80,724
Net earnings per share:
Basic	$1.11	$(0.86)	$0.25
Diluted	$1.11	$(0.86)	$0.25
Consolidated Statement of Earnings for the year ended December 31, 2014:
Cost of products sold	$19,198,615	$57,289	$19,255,904
Provision for income taxes	388,787	(20,063)	368,724
Net earnings	815,790	(37,226)	778,564
Earnings attributable to noncontrolling interests	101,844	(2,617)	99,227
Net earnings attributable to Nucor stockholders	713,946	(34,609)	679,337
Net earnings per share:
Basic	$2.22	$(0.10)	$2.12
Diluted	$2.22	$(0.11)	$2.11
Consolidated Balance Sheet as of December 31, 2015:
Inventories, net	$2,145,444	$100,025	$2,245,469
Deferred credits and other liabilities	718,613	36,161	754,774
Retained earnings	7,255,972	60,938	7,316,910
Consolidated Statement of Cash Flows for the year ended December 31, 2015:
Net earnings	$496,084	$(303,054)	$193,030
Changes in inventories	593,830	467,372	1,061,202
Changes in deferred income taxes	(82,518)	(164,318)	(246,836)
Consolidated Statement of Cash Flows for the year ended December 31, 2014:
Net earnings	$815,790	$(37,226)	$778,564
Changes in inventories	(45,963)	57,289	11,326
Changes in deferred income taxes	90,864	(20,063)	70,801

The following table shows the effect of the change in accounting principle from LIFO to FIFO on net earnings, earnings attributable to noncontrolling interests, net earnings attributable to Nucor stockholders and the related basic and diluted earnings per share for the year ended December 31, 2016.

(in thousands, except per share data)	As Computed under LIFO	As Computed Under FIFO	Effect of Change
Consolidated Statement of Earnings for the year ended December 31, 2016:
Net earnings	$810,304	$900,416	$90,112
Earnings attributable to noncontrolling interests	99,500	104,145	4,645
Net earnings attributable to Nucor stockholders	710,804	796,271	85,467
Net earnings per share:
Basic	$2.22	$2.48	$0.26
Diluted	$2.22	$2.48	$0.26